Related Parties (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties [Line Items]
Revenues and trade receivables	$ 30	$ 400
Short term loans		4,000	$ 4,000
VEON Ltd Group Executive Committee [Member]
Related Parties [Line Items]
Total key management remuneration	3,000	3,000
Kyivstar [Member]
Related Parties [Line Items]
Total key management remuneration	$ 5,000	$ 4,000